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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               February 14, 2013
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:     $199,158
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
CIT GROUP INC                COM NEW           125581801     10,961    283,667  SH         OTHER     1        283,667
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109      2,607    371,313  SH         OTHER     1        371,313
CONSOLIDATED COMM HLDGS INC  COM               209034107      4,630    290,994  SH         OTHER     1        290,994
GENERAL MTRS CO              COM               37045V100      3,153    109,369  SH         OTHER     1        109,369
GENERAL MTRS CO              *W EXP 07/10/201  37045V118      3,537    180,830  SH         OTHER     1        180,830
GENERAL MTRS CO              *W EXP 07/10/201  37045V126      2,265    180,830  SH         OTHER     1        180,830
BLOCK H & R INC              COM               093671105      9,476    510,300  SH  PUT    OTHER     1        510,300
ISHARES TR                   RUSSELL 2000      464287655     61,940    734,600  SH  PUT    OTHER     1        734,600
LEVEL 3 COMMUNICATIONS INC   COM NEW           52729N308      7,183    310,802  SH         OTHER     1        310,802
MASCO CORP                   COM               574599106      5,998    360,000  SH         OTHER     1        360,000
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1  55303QAE0     10,421  9,750,000  PRN        OTHER     1      9,750,000
NEWELL RUBBERMAID INC        COM               651229106      6,525    293,000  SH         OTHER     1        293,000
NORTEK INC                   COM NEW           656559309      9,182    138,592  SH         OTHER     1        138,592
REALOGY HLDGS CORP           COM               75605Y106      5,546    132,168  SH         OTHER     1        132,168
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      3,225    140,216  SH         OTHER     1        140,216
SPDR S&P 500 ETF TR          TR UNIT           78462F103     40,601    285,100  SH  PUT    OTHER     1        285,100
SUNCOKE ENERGY INC           COM               86722A103      2,349    150,685  SH         OTHER     1        150,685
TW TELECOM INC               COM               87311L104      5,112    200,700  SH         OTHER     1        200,700
VIRGIN MEDIA INC             COM               92769L101      4,447    121,000  SH         OTHER     1        121,000